Related Parties (Details Narrative) - Way Store Pty [Member] $ in Thousands	12 Months Ended
Jan. 31, 2021 NZD ($)
Statement Line Items [Line Items]
Issued during the services	$ 32,503
Purchases of goods, related party transactions	$ 500